Sharebased Payments - Summary of Details of Share-Based Compensation Expense by Award (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	SFr 9,782	SFr 3,608	SFr 804
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	8,218	SFr 3,608	SFr 804
Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	SFr 1,564